Inventories (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 21,588	$ 17,452
Inventories	7,632	6,328
Retail [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	16,171	13,134
Inventories	6,035	5,018
Potash [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,400	1,285
Inventories	398	312
Nitrogen [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	4,252	2,963
Inventories	706	553
Phosphate [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,884	1,408
Inventories	493	445
Corporate and Others Segment [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	0	0
Eliminations [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	(2,119)	(1,338)
Inventories [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 21,371	$ 17,243